Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$91,037,636.97	0.2018573	$68,772,717.54	0.1524894	$22,264,919.43
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$315,267,636.97	0.2086166	$293,002,717.54	0.1938836	$22,264,919.43

Weighted Avg. Coupon (WAC)	4.34%		4.37%
Weighted Avg. Remaining Maturity (WARM)	29.56		28.82
Pool Receivables Balance	$349,319,465.09		$326,816,865.14
Remaining Number of Receivables	40,392		37,283

Adjusted Pool Balance	$346,394,833.78		$324,129,914.35

III. COLLECTIONS

Principal:
Principal Collections	$22,008,656.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$333,441.59
Total Principal Collections	$22,342,097.91

Interest:
Interest Collections	$1,248,894.67
Late Fees & Other Charges	$51,626.18
Interest on Repurchase Principal	$-
Total Interest Collections	$1,300,520.85

Collection Account Interest	$233.41
Reserve Account Interest	$94.34
Servicer Advances	$-

Total Collections	$23,642,946.51

Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$23,642,946.51
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$31,424,745.71

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$291,099.55		$291,099.55	$291,099.55
Collection Account Interest					$233.41
Late Fees & Other Charges					$51,626.18
Total due to Servicer					$342,959.14

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$40,208.29		$40,208.29
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$132,115.29		$132,115.29	$132,115.29

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$23,089,948.24

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$22,264,919.43

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$22,264,919.43
Class A-4 Notes		$-
Class A Notes Total:	$22,264,919.43	$22,264,919.43
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$22,264,919.43	$22,264,919.43

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			825,028.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,924,631.31
Beginning Period Amount	$2,924,631.31
Current Period Amortization	$237,680.52
Ending Period Required Amount	$2,686,950.79
Ending Period Amount	$2,686,950.79
Next Distribution Date Amount	$2,468,654.71

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	8.99%	9.60%	9.60%

Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	33
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.99%	36,535	97.14%	$317,456,687.11
30 - 60 Days	1.53%	569	2.15%	$7,031,258.49
61 - 90 Days	0.41%	152	0.61%	$2,002,476.24
91 + Days	0.07%	27	0.10%	$326,443.30
		37,283		$326,816,865.14
Total
Delinquent Receivables 61 + days past due	0.48%	179	0.71%	$2,328,919.54
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	158	0.56%	$1,956,671.01
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	140	0.48%	$1,793,103.16
Three-Month Average Delinquency Ratio	0.40%		0.58%

Repossession in Current Period		35		$423,886.53
Repossession Inventory		64		$162,362.24

Charge-Offs
Gross Principal of Charge-Off for Current Period				$493,943.63
Recoveries				$(333,441.59)
Net Charge-offs for Current Period				$160,502.04

Beginning Pool Balance for Current Period				$349,319,465.09

Net Loss Ratio				0.55%
Net Loss Ratio for 1st Preceding Collection Period				0.51%
Net Loss Ratio for 2nd Preceding Collection Period				0.35%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$11,871,447.25
Cumulative Net Losses as a % of Initial Pool Balance				0.75%

Principal Balance of Extensions				$1,901,967.55
Number of Extensions				140